Harbor Emerging Markets Equity Fund
Harbor Emerging Markets Equity Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Emerging Markets Equity Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	1.40%	1.40%	1.52%
Total Annual Fund Operating Expenses	[1]	2.35%	2.60%	2.72%
Expense Reimbursement	[2]	1.20%	1.20%	1.20%
Total Annual Fund Operating Expenses	[2][3]	1.15%	1.40%	1.52%
[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), through February 29, 2016. Only the Board of Trustees may modify or terminate this agreement.
[3]	After Expense Reimbursement

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Emerging Markets Equity Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	117	618	1,146	2,594
Administrative	143	694	1,273	2,845
Investor	155	730	1,333	2,963

Expense Example, No Redemption Harbor Emerging Markets Equity Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	117	618	1,146	2,594
Administrative	143	694	1,273	2,845
Investor	155	730	1,333	2,963

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 50%.
Principal Investment Strategy
Principal Style Characteristics: Equity securities of emerging market companies of any size

The Fund invests primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in equity securities, including common and preferred stocks, of emerging market companies that the Subadviser believes have been undervalued in the market relative to their ability to generate strong cash flows and attractive returns on capital.

Emerging market companies are considered to be those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries. Emerging market countries primarily include those countries that comprise the MSCI Emerging Markets (ND) Index, but may include other countries with similar characteristics. As of January 1, 2015, the MSCI Emerging Markets (ND) Index included the following 21 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Subadviser uses proprietary, fundamental research to identify companies with solid businesses for investment that it believes have an intrinsic value that is higher than the company’s value as determined by its current stock price. When selecting individual companies for investment, the Subadviser normally looks for:
  Sound management
  Quality business model
  Positive cash flow generation
  Strong market position
  Industry growth potential
  Sustainable advantages
  Stock trading at a significant discount to intrinsic value
In constructing the overall portfolio of investments for the Fund, the Subadviser actively considers the risk of loss that can occur as a result of unpredictable market events and seeks to construct a portfolio that is appropriately diversified across various countries and sectors. The Subadviser also carefully monitors developments on both the company level and global macro level to seek to identify circumstances that could cause the risk in the portfolio to increase beyond desired levels.

The Subadviser may sell or reduce the Fund’s investment in a portfolio security if the Subadviser detects a less appealing risk/reward profile for the company, price appreciation in the company’s stock resulting in overvaluation, deceleration of the company’s revenue or earnings growth, deterioration in the company’s business, or issues developing with company management.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Emerging market securities risk: Because the Fund invests primarily in securities of emerging market issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countriesand less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.

Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Small and mid cap risk: The Fund’s performance may be more volatile because it may invest in emerging market issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	5.58%	2nd/2014
Worst Quarter	-5.87%	4th/2014

Average Annual Total Returns — As of December 31, 2014
Average Annual Total Returns Harbor Emerging Markets Equity Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	(5.96%)			(5.54%)	Nov. 01, 2013
Institutional Class After Taxes on Distributions	(6.00%)			(5.57%)	Nov. 01, 2013
Institutional Class After Taxes on Distributions and Sale of Fund Shares	(3.21%)			(4.15%)	Nov. 01, 2013
Administrative Class	(6.22%)			(5.76%)	Nov. 01, 2013
Investor Class	(6.38%)			(5.90%)	Nov. 01, 2013
MSCI Emerging Markets (ND) (reflects no deduction for fees, expenses or taxes)	(2.19%)			(4.31%)	Nov. 01, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.